Right-of-use-assets (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	13 years
Office building
Disclosure of quantitative information about right-of-use assets [line items]
Terminable lease period	15 years
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Extension option	true
Minimum | Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum | Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	4 years